UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

Fallen Angels Family of Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Schedule of Investments
October 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 60.60%

Computer & Office Equipment - 1.06%
2,000	International Business Machines Corp.	$ 232,240

Computer Communications Equipment - 2.26%
15,000	Cisco Systems, Inc. *	495,900

Computer Storage Devices - 0.46%
4,000	EMC Corp. *	101,560

Construction Machinery & Equipment - 2.04%
6,000	Caterpillar, Inc.	447,660

Crude Petroleum & Natural Gas - 1.53%
8,500	Chesapeake Energy Corp.	335,580

Drawing & Insulating of Nonferrous Wire - 1.66%
10,000	Corning, Inc.	364,050

Drilling Oil & Gas Wells - 1.28%
10,000	Nabors Industries Ltd. *	280,800

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.43%
13,000	General Electric Co.	535,080

Electronic Computers - 2.95%
1,000	Apple, Inc. *	189,950
15,000	Dell, Inc. *	459,000
		648,950
Fire, Marine & Casualty Insurance - 5.85%
500	Alleghany Corp. *	196,510
6	Berkshire Hathaway, Inc. Class A	795,000
6,000	Loews Corp.	294,540
		1,286,050
Hospital & Medical Service Plans - 3.73%
7,000	Unitedhealth Group, Inc.	344,050
6,000	Wellpoint, Inc. *	475,380
		819,430
Life Insurance - 1.69%
8,000	Manulife Financial Corp.	371,120

Lumber & Wood Products (No Furniture) - 1.38%
6,000	Leucadia National Corp.	303,960

Metal Mining - 1.61%
3,000	Freeport McMoran Copper & Gold, Inc.	353,040

Miscellaneous Fabricated Metal Products - 0.53%
10,000	Mueller Water Products, Inc.	117,500

Oil & Gas Field Services, NEC - 1.79%
10,000	Halliburton Co.	394,200

Petroleum Refining - 2.32%
6,000	Conocophillips	509,760

Pharmaceutical Preparations - 4.08%
10,000	Johnson & Johnson	651,700
10,000	Pfizer, Inc.	246,100
		897,800
Radio & Tv Broadcasting & Communications Equipment - 1.28%
15,000	Motorola, Inc.	281,850

Railroads, Line-Haul Operating - 1.59%
4,000	Burlington Northern Santa Fe Corp.	348,600

Retail - Apparel & Accessory Stores - 1.55%
11,000	Hanesbrand, Inc. *	341,440

Retail - Drug Stores & Proprietary Stores - 1.52%
8,000	CVS Caremark Corp.	334,160

Retail - Eating & Drinking Places - 0.49%
20,000	Jamba, Inc. *	108,800

Retail Family Clothing Stores - 2.74%
4,000	Abercromvie & Fitch Co.	316,800
12,000	American Eagle Outfitters, Inc.	285,360
		602,160
Retail - Variety Stores - 1.40%
5,000	Target Corp.	306,800

Semiconductors & Related Devices - 1.83%
15,000	Intel Corp.	403,500

Services - Computer Programming Services - 2.36%
7,000	Infosys Technolgies Ltd.	356,580
3,000	Synaptics, Inc. *	163,050
		519,630
Services - Prepackaged Softward - 2.02%
20,000	Oracle Corp. *	443,400

Surgical & Medical Instruments & Apparatus - 1.96%
5,000	3M Co.	431,800

Telephone Communications ( No Radiotelephone) - 1.51%
8,000	AT&T Corp.	334,320

Trucking & Courier Services (No Air) - 1.70%
5,000	United Parcel Services, Inc.	375,500

TOTAL FOR COMMON STOCKS (Cost $11,962,065) - 60.60%		13,326,640

EXCHANGE TRADED FUNDS - 31.72%

10,000	Diamonds Trust, Series 1	1,389,500
7,000	Ishares Dow Jones US Pharmaceuticals	387,030
50,000	Ishares MSCI Japan Fund Index	718,000
20,000	Ishares MSCI Taiwan Index	363,000
15,000	Ishares Russell 1000 Growth Index	952,650
10,000	Ishares S&P GSTI Semi Index	647,000
15,000	Powershares Aerospace & Defense	358,650
16,000	Powershares Goldendragon Halter USX	642,752
10,000	Powershares QQQ	550,300
10,000	Ultra Short Dow 30 Proshares	467,900
8,000	Ultra Short Russell 2000 Proshares	497,520
		6,974,302

TOTAL FOR EXCHAGE TRADE FUNDS (Cost $6,731,599) - 31.71%		6,974,302

SHORT TERM INVESTMENTS - 11.11%
2,412,302	Fidelity Money Market Portfolio Class Select 5.28%** (Cost $2,412,302)	2,412,302
31,607	Fidelity Institional Money Market Government Portfolio 57 5.01%** (Cost $31,607)	31,607
TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,443,909)		2,443,909

TOTAL INVESTMENTS (Cost $21,137,573) - 103.43%		22,744,851

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.43)%		(754,504)

NET ASSETS - 100.00%		$ 21,990,347

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2007.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS VALUE FUND
Notes to Financial Statements
October 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,137,573 amounted to $1,607,278, which consisted of aggregate gross unrealized appreciation of $1,890,269 and aggregate gross unrealized depreciation of $282,991.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Schedule of Investments
October 31, 2007 (Unaudited)

Shares		Value
BELOW INVESTMENT GRADE - 11.21%
11,900	Allmerica Financial (Corts ) 7.750%	267,512
4,000	Citizens Communication (Pplus) 8.375%	100,000
4,200	DPL, Inc. (Sat) 7.875%	102,606
4,700	DPL, Inc. (Sat) 7.875%	115,103
6,227	DPL, Inc. (Sat) 8.000%	154,056
6,800	Felcor Lodging Trust, Inc. 8.000%	144,500
4,300	Forest City Enterprise 7.375%	106,296
5,200	Hertz Corp. (Sat) 7.000%	122,772
5,600	Odyssey Re Holding Float US LIB +325	145,040
19,500	Saturns Tribune Co. 7.000%	282,750
5,000	Southern Union 7.550% Depository	126,950
7,000	Thornburg Management Preferred D 7.875%	117,600
8,500	Unum Provident (Pplus) 7.400%	194,905
2,500	Unumprovident Preferred Plus Trust 7.500%	58,375
5,100	Xerox Cap Corts 8.000%	128,775
		2,167,240
CLOSED END MUTUAL FUNDS - 25.04%
4,800	Advent Claymore Enhanced Growth & Income Fund	83,808
16,000	Alpine Total Dynamic	318,720
13,000	BlackRock Global Equity	233,090
4,000	BlackRock Real Asset Equity	70,360
16,000	BlackRock World Investment Trust	276,480
10,000	Cohen & Steers Premium Income Realty Fund, Inc.	205,000
12,000	Cohen & Steers REIT & Preferred Income Fund, Inc.	306,600
8,000	Cohen & Steers Select Utility Fund, Inc.	226,160
16,500	Eaton Vance Tax-Managed Buy-Write Opportunity Fund	293,040
6,000	Eaton Vance Tax-Managed Global Opportunity Fund	109,140
18,000	Eaton Vance Tas-Mana	308,340
10,000	Eaton Vance Enhanced Equity Income Fund II	189,300
11,825	Evergreen Utilities & High Income Fund	337,604
2,620	Fiduciary Claymore Dynamic Equity Fund	48,103
10,000	First Trust Aberdeen	195,400
10,000	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	181,500
6,000	Flaherty & Crumrine Claymore Total Return Fund, Inc.	112,200
33,000	High Yield Plus Fund, Inc.	108,570
13,000	Hyperion Brookfield Total Return Fund, Inc.	96,200
20,000	Neuberger Berman Income Opportunity Fund, Inc.	269,800
16,000	Nuveen Equity Premium Advantage Fund	272,800
5,500	Nuveen Global Value	103,675
8,500	Nuveen Multi-Strategy Income & Growth Fund	101,065
7,200	Pioneer High Income Trust	116,640
5,056	S&P500 Geared Fund, Inc.	105,671
24,000	Zweig Fund, Inc. Rights 09/05/07	0
32,000	Zweig Fund, Inc.	170,880
		4,840,146
CONVERTIBLES - 8.66%
13,000	Advent Claymore Convert Security & Income Fund	326,950
2,000	Chesapeake Energy Convertible Preferred 4.500%	209,840
5,000	Ford Motor Co. Cap Trust II 6.500%	194,400
10,000	General Motor Co. 6.250% 7/33 Convertible	257,000
23,000	Nicholas Applegate Convertible	328,900
30,000	Nuveen Preferred & Convertible Income Fund II	356,100
		1,673,190
INVESTMENT GRADE - 15.95%
1,800	Altria Group (CBTCS) 6.250%	41,112
4,800	Aon Capital Trust A (Corts) 7.750%	118,320
9,800	Arch Capital Ltd. Preferred 8.000%	245,000
1,378	Aspen Insurance Holdings 7.400%	32,865
6,212	Bristol-Meyers Squibb Co. (Corts) 6.800%	152,940
15,000	Countrywide Capital V GTD 7.000% 11/36	263,700
10,000	Countrywide IV 6.750%	178,000
3,500	Dow Chemical (Sat) 6.375%	82,880
2,395	Everest Re Capital Trust II 7.850%	59,731
13,300	Hospitality Proporty Trust REIT 7.000%	290,472
6,200	JC Penny (Corts) 7.625%	150,412
6,000	LMG PerferredPlus 6.700%	121,800
5,000	Morgan Stanley III 6.250%	112,100
5,000	Repsol International 7.450% A Preferred	127,500
5,000	Royal Caribbean (CBTCS) 8.875%	126,050
4,000	SLM Corp. 6.970%	178,600
9,790	Sunamerica (Corts) 6.700%	234,666
9,400	Telephone & Data 7.600% 12/01/41	221,934
9,400	US Cellular 7.500% 06/15/34	219,584
5,000	US Cellular Corp. 8.750%	125,000
		3,082,666
OIL & GAS TRUSTS - 16.74%
27,000	Advantage Energy Income Fund	341,820
37,000	Canetic Resources Trust	601,620
12,464	Enerplus Resources Fund	603,008
25,000	Enterra Energy Trust *	60,000
18,000	Harvest Energy Trust	511,020
10,000	Pengrowth Energy Trust	189,200
25,000	Penn West Energy Trust	797,500
10,000	Provident Energy Trust	131,700
		3,235,868
SPECIAL SITUATIONS - 9.54%
15,000	Ford Motor Co. (CBTCS) 7.550%	271,500
12,700	Ford Motor Co. (Corts) 8.000%	241,300
11,200	Ford Motor Co. (Sat) 8.125%	210,784
10,000	Ford Motor Credit Co. 7.375% 10/31	195,500
15,000	General Motor Co. 7.375% 5/48 Sen Note	276,150
5,000	General Motor Co. 7.250% 4/41 Sen Note	90,950
30,000	General Motor Co. 7.375% '51 SR Note	558,300
		1,844,484
UNRATED & OTHER - 3.34%
8,000	Biomed Realty Trust 7.375%	177,600
12,000	Ramco Gershenson 9.500% Series B Preferred	302,160
45,000	Sea Container, Ltd. *	6,525
3,948	W Holding Co., Inc. 7.600%	72,643
40,000	W Holding Co., Inc.	84,000
		642,928

TOTAL FOR COMMON STOCKS (Cost $18,102,033) - 90.48%		17,486,522

SHORT TERM INVESTMENTS - 9.02%
1,703,938	Fidelity Money Market Portfolio Class Select 5.28%** (Cost $1,703,938)	$ 1,703,938
39,229	Fidelity Governmental Fund 57 5.01%** (Cost $39,229)	39,229
TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,743,167)		1,743,167

TOTAL INVESTMENTS (Cost $19,845,200) - 99.50%		19,229,689

OTHER ASSETS LESS LIABILITIES - 0.50%		96,912

NET ASSETS - 100.00%		$ 19,326,601

* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2007.

AMERICAN MONEY MANAGEMENT FUNDS
THE FALLEN ANGELS INCOME FUND
Notes to Financial Statements
October 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At October 31, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,845,200 amounted to $615,510, which consisted of aggregate gross unrealized appreciation of $380,224 and aggregate gross unrealized depreciation of $995,734.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fallen Angels Family of Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date January 29, 2008